UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/10

     The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund
Dreyfus International Bond Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2010 (Unaudited)

Common Stocks--86.8%	Shares	Value ($)
Australia--2.5%
AMP	20,300	111,943
QBE Insurance Group	6,950	140,441
		252,384
Brazil--5.2%
Cia de Saneamento de Minas Gerais	11,300	152,865
Tele Norte Leste Participacoes, ADR	14,531	258,942
Transmissora Alianca de Energia Eletrica	6,046	120,599
		532,406
France--2.8%
Suez Environnement	4,553	103,440
Total	3,056	177,503
		280,943
Germany--8.1%
Deutsche Post	15,026	261,827
Deutsche Telekom	16,120	208,684
K+S	1,382	77,652
Muenchener Rueckversicherungs	942	141,314
Symrise	5,989	133,101
		822,578
Hong Kong--6.3%
CNOOC	65,000	91,235
Hongkong Land Holdings	24,000	111,941
Hopewell Highway Infrastructure	240,952	152,160
HSBC Holdings	17,600	187,622
Link REIT	41,500	99,628
		642,586
Israel--.5%
Israel Chemicals	4,056	52,411
Italy--1.8%
ENI	7,694	179,206
Japan--4.5%
Lawson	2,300	104,384
Nintendo	300	83,891
Nomura Holdings	22,700	169,884

Takeda Pharmaceutical	2,300	101,111
		459,270
Netherlands--5.1%
Reed Elsevier	10,124	121,949
Royal Dutch Shell, Cl. A	6,786	190,011
Unilever	6,605	202,758
		514,718
Norway--2.3%
Aker Solutions	3,758	49,996
Statoil	8,032	179,753
		229,749
Philippines--1.6%
Philippine Long Distance Telephone	2,864	162,767
Poland--1.9%
Telekomunikacja Polska	34,985	191,257
Singapore--6.4%
DBS Group Holdings	17,500	176,416
Mapletree Logistics Trust	226,250	125,252
Parkway Holdings	68,637 a	130,113
Singapore Technologies Engineering	98,000	213,748
		645,529
South Korea--1.3%
LG Telecom	16,953	131,383
Switzerland--4.3%
Bank Sarasin & Cie, Cl. B	1,156 a	39,554
Novartis	3,828	205,028
Verwaltungs-Und Privat-Bank	390	41,684
Zurich Financial Services	716	151,719
		437,985
Taiwan--2.3%
HTC	7,780	75,248
Taiwan Semiconductor Manufacturing	85,421	162,995
		238,243
Thailand--2.0%
Advanced Info Service	79,600	198,155
United Kingdom--8.8%
BAE Systems	18,010	101,367
Cable & Wireless	57,241	128,887
GlaxoSmithKline	9,375	182,509
ICAP	12,970	76,163

Vodafone Group				144,006	309,366
Willis Group Holdings				3,690	96,789
					895,081
United States--19.1%
Annaly Capital Management				10,149 b	176,390
AT & T				7,396	187,563
Cal-Maine Foods				2,488	81,233
Coca-Cola				2,084	113,057
ConocoPhillips				3,013	144,624
Eli Lilly & Co.				2,723	95,850
Merck & Co.				6,267	239,274
PDL BioPharma				14,106	90,278
Pfizer				11,035	205,913
Philip Morris International				4,202	191,233
Reynolds American				7,915	421,078
					1,946,493
Total Common Stocks
(cost $8,626,798)					8,813,144

Preferred Stocks--1.6%
Brazil--1.1%
Vale Capital,
Ser. RIO, Conv.,Cum. $3.73				2,198	112,318
United States--.5%
Bunge,
Conv., Cum. $51.25				83	50,443
Total Preferred Stocks
(cost $166,439)					162,761
		Coupon	Maturity	Principal
Bonds and Notes--2.7%		Rate (%)	Date	Amount ($)	Value ($)
Germany--.7%
Fresenius Finance Jersey,
Sr. Unscd. Bonds, Ser. FME,	EUR	5.63	8/14/11	50,000 c	72,791
United Kingdom--2.0%
Standard Chartered,
Jr. Sub. Notes,		8.13	5/29/49	196,000	202,125
Total Bonds and Notes
(cost $256,672)					274,916

Other Investment--7.1%				Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $720,000)	720,000 [d]	720,000

Total Investments (cost $9,769,909)	98.2%	9,970,821
Cash and Receivables (Net)	1.8%	178,426
Net Assets	100.0%	10,149,247

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
d	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $9,769,909.

Net unrealized appreciation on investments was $201,209 of which $535,666 related to appreciated investment securities and $334,457 related to depreciated investment securities.

				Unrealized
	Foreign			Appreciation
Forward Foreign Currency	Currency			(Depreciation)
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 1/31/2010 ($)
Buys:
Australian Dollar,
Expiring 2/3/2010	13,869	12,369	12,270	(99)
British Pound,
Expiring 2/2/2010	24,420	39,352	39,035	(317)
Hong Kong Dollar,
Expiring 2/2/2010	204,957	26,385	26,398	13
Japanese Yen,
Expiring 2/3/2010	1,496,648	16,582	16,581	(1)
Singapore Dollar,
Expiring 2/3/2010	38,357	27,324	27,276	(48)

Sells:		Proceeds ($)
Brazilian Real,
Expiring 6/15/2010	355,000	194,734	183,291	11,443
British Pound,
Expiring 2/12/2010	135,000	229,379	215,775	13,604
Euro,
Expiring 2/12/2010	183,000	263,730	253,722	10,008

Gross Unrealized Appreciation				35,068
Gross Unrealized Depreciation				(465)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Significant Observable		Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,996,936	-	-	1,996,936
Equity Securities - Foreign+	468,049	6,510,920	-	6,978,969
Corporate Bonds	-	274,916	-	274,916
Mutual Funds	720,000	-	-	720,000
Other Financial Instruments++	-	35,068	-	35,068
Liabilities ($)
Other Financial Instruments++	-	(465)	-	(465)

+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the

Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2010 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--94.0%		Rate (%)	Date	Amount ($)	Value ($)
Australia--1.9%
Australia and New Zealand Banking Group,
Sr. Notes		5.10	1/13/20	2,010,000 a	2,035,756
BHP Billiton Finance USA,
Gtd. Notes		5.50	4/1/14	275,000	303,257
National Australia Bank,
Sub. Notes	EUR	3.88	6/4/15	1,650,000 b,c	2,294,290
Queensland Treasury,
Gov't Gtd. Notes, Ser. 13G	AUD	6.00	8/14/13	3,620,000 b	3,292,180
Rio Tinto Finance USA,
Gtd. Notes		5.88	7/15/13	1,340,000	1,462,406
Saint George Bank,
Sr. Unscd. Notes	EUR	6.50	6/24/13	550,000 b	857,646
					10,245,535
Belgium--1.4%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000 b	279,778
Anheuser-Busch Inbev Worldwide,
Gtd. Notes		6.38	1/15/40	1,110,000 a	1,185,656
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	260,000 a	336,578
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/35	3,005,000 b	4,560,885
Delhaize Group,
Gtd. Notes		6.50	6/15/17	915,000 d	1,020,536
					7,383,433
Brazil--1.7%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	585,000 b	2,702,539
Federal Republic of Brazil,
Sr. Unscd. Bonds	BRL	10.25	1/10/28	1,900,000 b	1,020,557
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	6,425,000 b,d	3,979,410
Petrobras International Finance,
Gtd. Notes		5.75	1/20/20	845,000	839,817
Vale Overseas,

Gtd. Notes		6.88	11/10/39	900,000	923,519
					9,465,842
Canada--2.7%
Barrick Gold,
Sr. Unscd. Notes		6.95	4/1/19	210,000	241,552
Bombardier,
Sr. Unscd. Notes		6.30	5/1/14	300,000 a	303,000
Canadian Government,
Bonds	CAD	4.00	6/1/16	8,175,000 b	8,182,263
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	940,000 b	1,321,662
Canadian National Railway,
Sr. Unscd. Notes		5.55	3/1/19	280,000	302,698
Husky Energy,
Sr. Unscd. Notes		7.25	12/15/19	480,000	561,879
Potash-Saskatchewan,
Sr. Unscd. Notes		3.75	9/30/15	650,000 d	663,851
Teck Resources,
Sr. Scd. Notes		9.75	5/15/14	605,000	694,238
Teck Resources,
Sr. Scd. Notes		10.25	5/15/16	1,495,000	1,715,513
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	220,000	260,150
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	435,000	535,499
					14,782,305
Colombia--.6%
Republic of Colombia,
Unsub. Notes	COP	12.00	10/22/15	4,860,000,000 b	3,000,824

Denmark--.9%
NYKREDIT,
Sub. Notes	EUR	4.90	9/29/49	3,795,000 b,c	4,709,285

France--5.9%
BNP Paribas,
Sr. Unscd. Notes	EUR	3.25	3/27/12	925,000 b	1,319,030
BNP Paribas Capital Trust VI,
Sub. Bonds	EUR	5.87	1/29/49	1,350,000 b,c	1,796,905
Carrefour,
Sr. Unscd. Notes	EUR	5.13	10/10/14	900,000 b	1,368,522

Electricite De France,
Sr. Unscd. Notes	EUR	5.00	5/30/14	650,000 b	985,952
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	510,000 b	800,308
Government of France,
Bonds	EUR	4.00	10/25/14	9,730,000 b	14,472,383
Government of France,
Bonds	EUR	4.75	4/25/35	3,380,000 b	5,150,549
Lafarge,
Sr. Unscd. Notes	EUR	5.50	12/16/19	710,000 b	1,016,758
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	835,000 b	1,383,932
Societe Generale,
Jr. Sub. Notes	EUR	7.76	5/29/49	350,000 b,c	480,423
Societe Generale,
Sr. Unscd. Notes	EUR	5.25	3/28/13	550,000 b	826,414
Societe Generale,
Sub. Notes	EUR	6.13	8/20/18	500,000 b	794,542
Veolia Environnement,
Sr. Unsub. Notes	EUR	6.13	11/25/33	650,000 b	1,010,261
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.75	4/24/19	590,000 b	977,681
					32,383,660
Germany--11.2%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	2,650,000 b	3,615,330
BMW Finance,
Gtd. Notes	EUR	5.25	2/4/11	350,000 b	502,057
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	355,000 b	528,955
Bundesrepublik Deutschland,
Bonds, Ser. 05	EUR	4.00	1/4/37	4,980,000 b	6,940,128
Bundesrepublik Deutschland,
Bonds, Ser. 01	EUR	5.00	7/4/11	1,735,000 b	2,543,501
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	11,665,000 b	17,565,219
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.25	7/4/18	9,565,000 b	14,456,022
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	1,345,000 b	2,084,901
Daimler International Finance,

Gtd. Notes	EUR	5.88	9/8/11	350,000 b	513,282
Daimler International Finance,
Gtd. Notes, Ser. 6	EUR	6.88	6/10/11	345,000 b	510,842
Deutsche Bank,
Sr. Unscd. Notes	EUR	5.13	8/31/17	150,000 b	227,102
Deutsche Telekom International Finance,
Gtd. Notes	EUR	5.75	4/14/15	905,000 b	1,394,790
Deutsche Telekom International Finance,
Gtd. Bonds	EUR	7.13	7/11/11	350,000 b,c	521,214
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	580,000 b	871,948
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	620,000 b	959,350
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	440,000 a,b	651,244
Heidelbergcement,
Gtd. Notes	EUR	8.50	10/31/19	3,845,000 b	5,624,253
KFW,
Gov't Gtd. Bonds	JPY	1.75	3/23/10	21,000,000 b	233,119
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000 b	33,681
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	550,000 b	923,338
Volkswagen International Finance,
Gtd. Notes	EUR	4.88	5/22/13	645,000 b	947,019
					61,647,295
Hong Kong--.3%
Hutchison Whampoa International,
Gtd. Notes		4.63	9/11/15	725,000 a,d	739,928
Hutchison Whampoa International,
Gtd. Notes		7.63	4/9/19	915,000 a	1,052,976
					1,792,904
Hungary--1.9%
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	850,500,000 b	4,093,162
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	1,325,000,000 b	6,220,121
					10,313,283
Indonesia--4.1%
Indonesia Government,
Bonds, Ser. FR44	IDR	10.00	9/15/24	7,000,000,000 b,c	756,931

Indonesia Government,
Bonds, Ser. FR44	IDR	10.00	9/15/24	10,000,000,000 b,c	1,081,329
Indonesia Government,
Bonds, Ser. FR36	IDR	11.50	9/15/19	12,500,000,000 b,c	1,502,185
Indonesia Government,
Bonds, Ser. FR36	IDR	11.50	9/15/19	15,300,000,000 b,c	1,838,674
Indonesia Government,
Bonds, Ser. FR44	IDR	10.00	9/15/24	77,550,000,000 b	8,385,710
Indonesia Government,
Bonds, Ser. FR23	IDR	11.00	12/15/12	79,025,000,000 b	9,126,619
					22,691,448
Italy--1.8%
Atlantia,
Gtd. Notes	EUR	5.63	5/6/16	1,450,000 b	2,235,486
Atlantia,
Gtd. Notes	EUR	1.17	6/9/11	100,000 b,c	138,638
Enel-Societa Per Azioni,
Notes	EUR	5.63	6/21/27	760,000 b	1,137,864
Enel Finance International,
Gtd. Notes		5.70	1/15/13	1,345,000 a	1,472,915
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	820,000 b	1,399,030
Telecom Italia,
Sr. Unscd. Notes	GBP	5.63	12/29/15	900,000 b	1,493,212
Telecom Italia Financial,
Gtd. Notes	EUR	7.50	4/20/11	355,000 b,c	526,829
Wind Acquisition Finance,
Gtd. Notes	EUR	11.75	7/15/17	970,000 a,b	1,449,136
					9,853,110
Jamaica--.2%
Digicel Group,
Sr. Notes		8.25	9/1/17	1,100,000 a	1,069,750

Japan--12.4%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000 b	341,742
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.40	6/20/12	8,000,000 b	90,778
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	24,000,000 b	264,261
Japan Finance Organization for Municipalities,

Gov't Gtd. Notes	JPY	1.35	11/26/13	11,000,000 b	125,728
Japan Finance Organization for Municipalities,
Gov't. Gtd. Bonds	JPY	1.55	2/21/12	6,000,000 b	68,106
Japan Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	1,247,250,000 b	14,591,685
Japan Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	2,111,850,000 b	21,071,450
Japan Government,
Sr. Unscd. Bonds, Ser. 303	JPY	1.40	9/20/19	1,500,000,000 b	16,724,090
Japan Government,
Sr. Unscd. Bonds, Ser. 296	JPY	1.50	9/20/18	1,090,000,000 b	12,462,396
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000 b	2,264,384
					68,004,620
Malaysia--.8%
Malaysian Government,
Bonds, Ser. 0409	MYR	3.74	2/27/15	15,250,000 b	4,462,398

Mexico--1.2%
Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	83,660,000 b	6,418,411

Netherlands--1.9%
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	900,000 b	1,383,325
ING Bank,
Sub. Notes	EUR	5.50	1/4/12	560,000 b	811,654
Koninklijke KPN,
Sr. Unscd. Notes	EUR	4.75	1/17/17	575,000 b	835,724
Koninklijke KPN,
Sr. Unscd. Bonds	EUR	6.50	1/15/16	100,000 b	159,034
Netherlands Government,
Bonds	EUR	4.00	7/15/18	970,000 b	1,416,382
Netherlands Government,
Bonds	EUR	4.00	1/15/37	4,335,000 b	5,971,702
					10,577,821
Norway--.5%
DNB Nor Bank,
Sub. Notes	EUR	0.92	5/30/17	50,000 b,c	65,926
DNB Nor BOLIGKREDITT,
Covered Bonds	EUR	3.38	1/20/17	1,950,000 b	2,691,264

					2,757,190
Poland--1.9%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	30,270,000 b	10,460,994
Republic of Poland,
Sr. Unscd. Notes		6.38	7/15/19	120,000	130,431
					10,591,425
Russia--.2%
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	770,800 c	869,154

South Korea--.0%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000 b	146,832

Spain--1.0%
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	1,565,000 b	2,319,148
Santander International,
Bank Gtd. Notes	EUR	5.63	2/14/12	550,000 b	816,455
Telefonica Emisiones,
Gtd. Notes	EUR	4.69	11/11/19	900,000 b	1,260,852
Telefonica Emisiones,
Gtd. Notes	EUR	5.50	4/1/16	650,000 b	985,035
					5,381,490
Supranational--.2%
Eurasian Development Bank,
Sr. Unscd. Notes		7.38	9/29/14	515,000 a	548,475
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000 b	439,410
					987,885
Sweden--4.0%
Nordea Bank,
Sr. Unscd. Notes	EUR	4.50	5/12/14	650,000 b	953,394
STADSHYPOTEK,
Covered Bonds	EUR	3.00	10/1/14	3,675,000 b	5,118,733
Svenska Handelsbanken,
Jr. Sub. Notes	EUR	4.19	12/29/49	2,265,000 b,c	2,810,680
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	58,425,000 b	8,566,831
Swedish Government,

Bonds, Ser. 1050	SEK	3.00	7/12/16	550,000 b	75,187
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	34,300,000 b	4,688,963
					22,213,788
Switzerland--1.1%
Credit Suisse Group Capital V,
Bank Gtd. Notes	EUR	6.91	11/29/49	1,000,000 b,c	1,407,299
Credit Suisse Group Capital II,
Bank Gtd. Notes	EUR	7.97	12/29/49	160,000 b,c	224,613
Credit Suisse London,
Sr. Unscd. Notes	EUR	6.13	5/16/14	865,000 b	1,345,906
Credit Suisse New York,
Sr. Unscd. Notes		5.50	5/1/14	215,000	235,248
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	1,205,000 a	1,270,822
Holcim Capital,
Gtd. Notes		6.88	9/29/39	290,000 a	312,928
Roche Holdings,
Gtd. Notes	EUR	5.63	3/4/16	615,000 b	961,853
					5,758,669
Turkey--.5%
Turkey Government,
Bonds	TRY	11.00	8/6/14	4,250,000 b	2,927,510

United Kingdom--11.4%
ASIF III Jersey,
Sr. Scd. Notes	EUR	5.50	3/7/11	2,220,000 b	3,049,447
Barclays Bank,
Sr. Unscd. Notes, Ser. 1		5.00	9/22/16	1,140,000	1,173,532
Barclays Bank,
Sr. Unscd. Notes		6.75	5/22/19	1,290,000	1,442,896
Barclays Bank,
Sub. Notes	EUR	4.88	12/29/49	1,200,000 b,c	1,247,851
Barclays Bank,
Sub. Notes	EUR	6.00	1/23/18	925,000 b	1,380,083
BAT International Finance,
Gtd. Notes	EUR	5.38	6/29/17	730,000 b	1,112,845
BAT International Finance,
Gtd. Notes	GBP	6.38	12/12/19	835,000 b	1,444,422
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	345,000 b	522,835

FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	3,400,000 b	4,714,103
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	10/29/49	1,560,000 b,c	1,941,240
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	900,000 b	1,439,129
Lloyds TSB Bank,
Bank Gtd. Bonds		4.38	1/12/15	2,360,000 a	2,348,755
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	260,000	288,665
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	1,315,000 b	1,946,424
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	750,000 b	1,338,729
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	1,150,000 b	1,695,536
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	8,570,000 b	13,363,537
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	6,380,000 b,d	10,057,105
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	6,284,000 b	10,493,313
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/12	230,000 b	394,115
Vodafone Group,
Sr. Unscd. Notes	GBP	8.13	11/26/18	505,000 b	985,484
					62,380,046
United States--21.5%
AES,
Sr. Unscd. Notes		7.75	10/15/15	1,740,000	1,753,050
American Express,
Sr. Unscd. Notes		7.25	5/20/14	1,795,000	2,052,748
Anadarko Petroleum,
Sr. Unscd. Notes		8.70	3/15/19	825,000	1,026,670
Aramark,
Gtd. Notes		8.50	2/1/15	1,725,000	1,737,937
AT&T,
Sr. Unscd. Notes		5.80	2/15/19	270,000	288,495
AT&T,
Sr. Unscd. Notes		6.40	5/15/38	540,000	559,187
AT&T,

Sr. Unscd. Notes	EUR	6.13	4/2/15	50,000 b	78,501
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	1,090,000	1,185,833
Baker Hughes,
Sr. Unscd. Notes		7.50	11/15/18	475,000	577,981
Ball,
Gtd. Notes		7.38	9/1/19	1,665,000	1,744,087
Bank of America,
Sub. Notes	EUR	4.00	3/28/18	250,000 b,c	331,096
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	575,000	604,117
Bank of America,
Sr. Unscd. Notes		7.38	5/15/14	1,825,000	2,070,448
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	375,000 c	373,941
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	285,000 c	287,220
Capital One Capital VI,
Gtd. Notes		8.88	5/15/40	865,000	906,483
Cargill,
Sr. Unscd. Notes	EUR	6.25	7/24/15	600,000 b	942,855
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	950,000 b	1,383,679
CC Holdings,
Sr. Scd. Notes		7.75	5/1/17	685,000 a	741,513
CenturyTel,
Sr. Unscd. Notes, Ser. Q		6.15	9/15/19	285,000	296,857
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	475,000	484,500
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	1,365,000 b	1,816,871
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.70	12/10/49	1,375,000 c	1,301,129
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	4,090,000	4,114,548
Clear Channel Worldwide,
Gtd. Notes		9.25	12/15/17	115,000 a,d	118,163
Clear Channel Worldwide,
Gtd. Notes		9.25	12/15/17	1,990,000 a	2,059,650
Consumers Energy,
First Mortgage Bonds, Ser. P		5.50	8/15/16	910,000	991,113

Consumers Energy,
First Mortgage Bonds		6.70	9/15/19	480,000	550,596
CSC Holdings,
Sr. Unscd. Notes		8.50	4/15/14	1,654,000 a	1,761,510
DirecTV Holdings,
Gtd. Notes		5.88	10/1/19	340,000 a	356,334
Discover Financial Services,
Sr. Unscd. Notes		10.25	7/15/19	880,000	1,052,418
Discovery Communications,
Gtd. Notes		5.63	8/15/19	985,000	1,037,704
Dish DBS,
Gtd. Notes		7.75	5/31/15	1,050,000	1,086,750
Dish DBS,
Gtd. Notes		7.13	2/1/16	700,000	705,250
Dish DBS,
Gtd. Notes		7.88	9/1/19	470,000	487,625
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	1,730,000	2,072,388
Dow Chemical,
Sr. Unscd. Notes		5.90	2/15/15	525,000	569,876
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	880,000	904,117
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	225,000	264,385
Enterprise Products Operations,
Gtd. Notes		6.13	10/15/39	1,920,000	1,904,210
EQT,
Sr. Unscd. Notes		8.13	6/1/19	505,000	609,532
FirstEnergy Solutions,
Gtd. Notes		4.80	2/15/15	360,000 d	374,957
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	1,916,000	2,086,480
General Electric Capital,
Sr. Unscd. Notes		5.50	1/8/20	5,595,000	5,551,460
General Electric Capital,
Sr. Unscd. Notes		5.88	1/14/38	1,080,000	1,003,291
General Electric Capital,
Sub. Bonds	EUR	4.63	9/15/66	825,000 b,c	943,687
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	295,000 a	302,375
Georgia-Pacific,

Gtd. Notes		7.13	1/15/17	528,000 a	543,840
GMAC Commercial Mortgage Securities,
Ser. 2003-C3, Cl. A2		4.22	4/10/40	44,366	44,660
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	91,326	93,854
Goldman Sachs Group,
Sr. Unscd. Notes		7.50	2/15/19	3,010,000	3,494,706
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	1,605,000 d	1,749,450
Harley-Davidson Funding,
Gtd. Notes		5.75	12/15/14	1,805,000 a	1,899,864
HCA,
Sr. Scd. Notes		7.88	2/15/20	1,790,000 a	1,843,700
IBM,
Sr. Unscd. Notes		5.60	11/30/39	247,000	254,074
IBM,
Sr. Unscd. Notes	EUR	6.63	1/30/14	600,000 b	952,778
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	370,000 a	377,400
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	800,000	834,000
JPMorgan Chase & Co.,
Sr. Unscd. Notes		6.30	4/23/19	920,000	1,019,083
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	275,000	295,528
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	5.25	5/8/13	200,000 b	300,547
JPMorgan Chase Commercial Mortgage Securities,
Ser. 2009-IWST, Cl. A2		5.63	12/5/27	4,135,000 a	4,275,982
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		5.80	3/1/21	1,095,000 d	1,157,795
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	320,000	364,492
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	2,250,000 b	3,475,352
Lamar Media,
Gtd. Notes		6.63	8/15/15	1,694,000	1,638,945
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	8.63	4/1/13	1,150,000 b	1,626,366
Marathon Oil,
Sr. Unscd. Notes		7.50	2/15/19	480,000	557,450

Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	135,000	138,473
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	6/10/14	240,000 a	257,373
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	4/10/13	900,000 a	970,270
MGM Mirage,
Sr. Scd. Notes		11.13	11/15/17	1,920,000 a	2,169,600
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1		5.26	12/15/43	12,829	13,185
Morgan Stanley,
Sr. Unscd. Notes		7.30	5/13/19	1,390,000	1,572,935
Morgan Stanley,
Sr. Unscd. Notes	EUR	5.50	10/2/17	1,750,000 b	2,520,263
Mosaic,
Sr. Unscd. Notes		7.38	12/1/14	290,000 a,c	311,209
Newfield Exploration,
Sr. Sub. Notes		6.88	2/1/20	1,089,000	1,091,723
Newfield Exploration,
Sr. Sub. Notes		7.13	5/15/18	40,000	40,700
News America,
Gtd. Notes		6.15	3/1/37	900,000	917,403
News America,
Gtd. Notes		6.90	3/1/19	200,000	229,768
NRG Energy,
Gtd. Notes		7.38	1/15/17	720,000	717,300
Pacific Gas & Electric,
Sr. Unscd. Notes		8.25	10/15/18	110,000	136,950
Peabody Energy,
Gtd. Notes		7.38	11/1/16	1,620,000	1,729,350
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	110,000	112,063
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	1,460,000 a	1,496,500
Petrohawk Energy,
Gtd. Notes		7.88	6/1/15	175,000	180,250
Petrohawk Energy,
Gtd. Notes		9.13	7/15/13	115,000	120,463
Petrohawk Energy,
Gtd. Notes		10.50	8/1/14	525,000	582,750
Pfizer,

Sr. Unscd. Bonds	EUR	5.75	6/3/21	600,000 b	953,919
Philip Morris International,
Sr. Unscd. Notes		5.65	5/16/18	285,000	304,290
Philip Morris International,
Sr. Unscd. Notes		6.88	3/17/14	1,765,000	2,036,782
Plains All American Pipeline,
Gtd. Notes		4.25	9/1/12	500,000	523,441
Plains All American Pipeline,
Gtd. Notes		8.75	5/1/19	470,000	585,871
Principal Financial Global Funding II,
Sr. Scd. Notes	EUR	4.50	1/26/17	250,000 b	326,019
Procter & Gamble,
Sr. Unscd. Notes	EUR	5.13	10/24/17	625,000 b	959,792
Prudential Financial,
Sr. Unscd. Notes		4.75	9/17/15	742,000	775,207
Qwest,
Sr. Unscd. Notes		7.88	9/1/11	575,000	605,187
Reed Elsevier Capital,
Gtd. Notes		4.63	6/15/12	170,000	180,339
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	805,000	1,011,138
Reynolds Group Escrow,
Sr. Scd. Notes	EUR	7.75	10/15/16	1,145,000 a,b	1,595,497
Schering-Pough,
Gtd. Notes	EUR	5.38	10/1/14	890,000 b	1,360,668
Simon Property Group,
Sr. Unscd. Notes		6.75	5/15/14	1,315,000	1,463,343
Staples,
Gtd. Notes		9.75	1/15/14	830,000	1,013,336
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	2,120,000	2,173,000
Sungard Data Systems,
Gtd. Notes		10.63	5/15/15	115,000	125,638
Tyco International Finance,
Gtd. Notes		4.13	10/15/14	260,000	271,296
Verizon Communications,
Sr. Unscd. Notes		6.10	4/15/18	285,000	312,396
Verizon Communications,
Sr. Unscd. Notes		7.35	4/1/39	150,000	177,174
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	43,565	44,356

Waste Management,
Gtd. Notes		7.38	3/11/19	840,000	984,777
Wells Fargo & Co.,
Sr. Unscd. Notes, Ser. I		3.75	10/1/14	1,755,000 d	1,772,187
Wells Fargo & Co.,
Sr. Unscd. Notes		4.38	1/31/13	275,000	289,478
Windstream,
Gtd. Notes		7.88	11/1/17	1,730,000 a	1,717,025
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	510,000 b	705,689
					117,829,856
Venezuela--.8%
Petroleos De Venezuela,
Gtd. Notes		5.38	4/12/27	9,040,000	4,542,600

Total Bonds and Notes
(cost $517,654,137)					515,188,369
				Principal
Short-Term Investments--.9%				Amount ($)	Value ($)
U.S. Treasury Bills
0.05% 4/22/10
(cost $4,679,511)				4,680,000 [e]	4,679,511

Other Investment--5.2%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $28,552,000)				28,552,000 [f]	28,552,000

Investment of Cash Collateral for Securities Loaned--2.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $11,204,627)				11,204,627 [f]	11,204,627

Total Investments (cost $562,090,275)				102.1%	559,624,507
Liabilities, Less Cash and Receivables				(2.1%)	(11,460,684)
Net Assets				100.0%	548,163,823

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities had a total market value of $37,575,724 or 6.9% of net assets.

b	Principal amount stated in U.S. Dollars unless otherwise noted.

AUD--Australian Dollar BRL--Brazilian Real CAD--Canadian Dollar COP--Colombia EUR--Euro GBP--British Pound HUF--Hungary Forint IDR--Indonesian Rupiah JPY--Japanese Yen MXN--Mexican New Peso MYR--Malaysian Ringgit PLN-- Polish Zloty SEK--Swedish Krona TRY--Turkish Lira

c	Variable rate security--interest rate subject to periodic change.
d

Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund's securities on loan is $20,784,812 and the total market value of the collateral held by the fund is $21,556,845, consisting of cash collateral of $11,204,627 and U.S. Government and Agency securities valued at $10,352,218.

e	Held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $562,090,275.

Net unrealized depreciation on investments was $2,398,281 of which $7,849,559 related to appreciated investment securities and $10,247,840 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
January 31, 2010 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	71	(8,268,727)	March 2010	(15,716)
U.S. Treasury 10 Year Notes	808	(95,470,250)	March 2010	(259,517)
U.S. Treasury 30 Year Bonds	99	(11,762,438)	March 2010	369,468
Financial Futures Long
Euro Bund 10 Year	320	53,502,412	March 2010	389,634
Japanese 10 Year Bond	14	21,637,844	March 2010	(60,819)

Gross Unrealized Appreciation	759,102
Gross Unrealized Depreciation	(336,052)

STATEMENT OF OPTIONS WRITTEN
January 31, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	4,754,000	a	(223,656)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	7,430,000	a	(426,385)
Put Options
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	4,754,000	a	(371,117)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	7,430,000	a	(513,208)
(Premiums received $1,601,853)			(1,534,366)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

a	Non-income producing security.

						Upfront	Unrealized
Notional	Reference			(Pay) /Receive	Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
18,160,000	ITRAXX Europe S5 Index	JP Morgan	(1.00)	12/20/2014	492,899.40	554,300.95	(61,402)
4,947,500	Obrigacoes Do Tesouro, 5.45%, 09/23/2013	JP Morgan	(1.00)	3/20/2015	140,463.77	72,560.17	67,904
4,947,500	Obrigacoes Do Tesouro, 5.45%, 09/23/2013	JP Morgan	(1.00)	3/20/2015	140,406.05	79,375.43	61,031
9,895,000	Bonos Y Oblig Del Estado, 5.5%, 07/30/2017	JP Morgan	(1.00)	3/20/2015	130,193.54	124,610.41	5,583
7,256,700	Dow Jones CDX.NA.HY.13 Index	Goldman, Sachs & Co.	5.00	12/20/2014	(164,317.80)	(457,976.98)	293,659
14,652,000	Dow Jones CDX.NA.HY.13 Index	JP Morgan	5.00	12/20/2014	(333,808.99)	(834,396.25)	500,587

Gross Unrealized Appreciation							928,764
Gross Unrealized Depreciation							(61,402)

						Upfront	Unrealized
Notional	Reference		(Pay) /Receive		Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
7,400,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(2.54)	5/14/2014	(91,826.01)	0	(91,826)
1,800,000	EUR - 6 Month Libor	Goldman, Sachs & Co.	3.79	6/12/2019	148,548.60	0	148,549
3,700,000	EUR - 1 Year Libor	Goldman, Sachs & Co.	2.70	5/14/2014	148,397.70	0	148,398
1,340,000	GBP - 6 Month Libor	JP Morgan	6.30	6/18/2011	161,281.02	0	161,281
14,200,000	JPY - 6 Month Yenibor	JP Morgan	1.67	12/7/2017	7,038.58	0	7,038
33,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	1/19/2012	6,472.85	0	6,473
205,000,000	JPY - 6 Month Yenibor	JP Morgan	1.13	2/16/2019	(24,252.31)	0	(24,252)
27,000,000	JPY - 6 Month Yenibor	JP Morgan	2.08	7/28/2016	22,031.37	0	22,031

Gross Unrealized Appreciation							493,770
Gross Unrealized Depreciation							(116,078)

%	#N/A	#N/A	#N/A
Notional	Reference	Credit Default	(Pay) Receive

At January 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
	Foreign			Appreciation
Forward Foreign Currency	Currency			(Depreciation)
Exchange Contracts	Amounts	Cost	Value ($)	at 1/31/2010($)
Buys:
Argentine Peso,
Expiring 2/5/2010	35,250,000	9,210,870	9,206,299	(4,571)
Australian Dollar,
Expiring 2/25/2010	3,390,000	3,044,152	2,991,041	(53,111)
British Pound,
Expiring 2/25/2010	5,560,000	8,981,413	8,885,949	(95,464)
Canadian Dollar,
Expiring 2/25/2010	12,935,000	12,184,611	12,096,856	(87,755)
Egyptian Pound,
Expiring 2/8/2010	50,640,000	9,285,780	9,260,902	(24,878)
Euro,
Expiring 2/1/2010	2,532,666	3,535,602	3,511,544	(24,058)
Hungary Forint,
Expiring 2/5/2010	990,060,000	5,272,587	5,054,529	(218,058)
Japanese Yen,
Expiring 2/25/2010	468,165,000	5,188,746	5,186,977	(1,769)
Japanese Yen,
Expiring 2/25/2010	1,396,045,000	15,575,644	15,467,310	(108,334)
Japanese Yen,
Expiring 2/25/2010	150,005,000	1,674,574	1,661,962	(12,612)
Japanese Yen,
Expiring 2/25/2010	96,769,000	1,080,457	1,072,140	(8,317)
Japanese Yen,
Expiring 2/25/2010	22,205,000	247,841	246,018	(1,823)
Japanese Yen,
Expiring 2/25/2010	945,000,000	10,586,847	10,470,012	(116,835)
Japanese Yen,
Expiring 2/25/2010	945,000,000	10,573,817	10,470,012	(103,805)
South Korean Won,
Expiring 2/26/2010	26,859,045,000	23,054,974	23,101,859	46,885

South Korean Won,
Expiring 2/26/2010	4,972,500,000	4,268,240	4,276,920	8,680
South Korean Won,
Expiring 2/26/2010	2,185,000,000	1,877,551	1,879,351	1,800
South Korean Won,
Expiring 2/26/2010	2,150,000,000	1,847,476	1,849,247	1,771
South Korean Won,
Expiring 2/26/2010	5,505,470,000	4,900,285	4,735,336	(164,949)
Malaysian Ringgit,
Expiring 2/25/2010	20,610,000	6,048,955	6,034,797	(14,158)
Malaysian Ringgit,
Expiring 2/25/2010	16,450,000	4,828,011	4,816,711	(11,300)
Norwegian Krone,
Expiring 2/25/2010	76,885,000	13,143,016	12,965,767	(177,249)
Norwegian Krone,
Expiring 2/25/2010	67,190,000	11,499,624	11,330,817	(168,807)
Philippines Peso,
Expiring 2/5/2010	423,110,000	9,210,057	9,091,710	(118,347)
Romanian Leu,
Expiring 2/5/2010	15,085,000	5,173,183	5,082,753	(90,430)
Russian Ruble,
Expiring 2/3/2010	92,000,000	3,064,624	3,027,072	(37,552)
Singapore Dollar,
Expiring 2/25/2010	19,541,000	13,960,849	13,893,108	(67,741)
Sells:		Proceeds ($)
Brazilian Real,
Expiring 2/25/2010	6,090,000	3,330,053	3,216,373	113,680
Colombia,
Expiring 2/25/2010	5,848,100,000	2,980,303	2,941,243	39,060
Euro,
Expiring 2/25/2010	870,000	1,244,518	1,206,181	38,337
Euro,
Expiring 2/25/2010	1,520,000	2,174,330	2,107,351	66,979
Euro,
Expiring 2/25/2010	280,000	395,241	388,196	7,045
Euro,
Expiring 2/25/2010	5,580,000	7,878,915	7,736,195	142,720

Euro,
Expiring 2/25/2010	7,940,000	11,182,458	11,008,135	174,323
Euro,
Expiring 2/25/2010	7,400,000	10,426,622	10,259,471	167,151
Euro,
Expiring 2/25/2010	8,025,000	11,302,169	11,125,980	176,189
Euro,
Expiring 2/25/2010	8,970,000	12,631,823	12,436,142	195,681
Euro,
Expiring 2/25/2010	7,500,000	10,531,552	10,398,112	133,440
Euro,
Expiring 2/25/2010	7,500,000	10,533,052	10,398,112	134,940
Euro,
Expiring 2/25/2010	2,540,000	3,545,622	3,521,494	24,128
Hungary Forint,
Expiring 2/25/2010	2,027,100,000	10,461,912	10,321,216	140,696
Mexican New Peso,
Expiring 2/25/2010	42,015,000	3,242,324	3,202,892	39,432
Philippines Peso,
Expiring 2/5/2010	186,735,000	4,030,541	4,012,527	18,014
Poland Zloty,
Expiring 2/25/2010	15,180,000	5,245,879	5,187,628	58,251
Swedish Krona,
Expiring 2/25/2010	19,560,000	2,707,154	2,647,340	59,814
Swedish Krona,
Expiring 2/25/2010	69,040,000	9,504,667	9,344,190	160,477

Gross Unrealized Appreciation				1,949,493
Gross Unrealized Depreciation				(1,711,923)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury	-	4,679,511	-	4,679,511
Corporate Bonds	-	235,770,362	-	235,770,362
Foreign Government	-	272,845,207	-	272,845,207
Commercial Mortgage-Backed	-	6,572,800	-	6,572,800
Mutual Funds	39,756,627	-	-	39,756,627
Other Financial Instruments++	759,102	3,372,027	-	4,131,129
Liabilities ($)
Other Financial Instruments++	(336,052)	(3,423,769)	-	(3,759,821)
+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees.

Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund writes (sells) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP includes required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. There are amendments, which require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with these amendments and are incorporated within current period as part of the Notes to the Statement of Investments and disclosures within this Note.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)